Segment Information - Schedule of Revenue and Operating Results by Segments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		$ 276,510	$ 222,309
Operating cost and expenses
Integrated service cost		(141,312)	(101,464)
Research and development expenses		(2,537)	(1,766)
Total operating costs and expenses		(270,210)	(223,502)
Total other income/(expenses), net		(1,980)	(4,051)
Segment (loss)/income before tax		4,320	(5,244)
Auto eInsurance service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		126,159	97,833
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses		(115,653)	(95,556)
General and administrative expenses		(2,371)	(2,376)
Research and development expenses		(470)	(328)
Total operating costs and expenses		(118,494)	(98,260)
Total other income/(expenses), net	[1]	(287)	57
Segment (loss)/income before tax		7,378	(370)
Technology service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		28,007	24,345
Operating cost and expenses
Integrated service cost		(24,763)	(12,582)
Promotional service and selling expenses		(8)	(6,559)
General and administrative expenses		(1,225)	(511)
Research and development expenses		(1,009)	(465)
Total operating costs and expenses		(27,005)	(20,117)
Total other income/(expenses), net	[1]	(209)	(110)
Segment (loss)/income before tax		793	4,118
Auto service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		122,344	100,131
Operating cost and expenses
Integrated service cost		(116,549)	(88,882)
Promotional service and selling expenses		(3,928)	(2,969)
General and administrative expenses		(2,152)	(10,325)
Research and development expenses		(1,058)	(973)
Total operating costs and expenses		(123,687)	(103,149)
Total other income/(expenses), net	[1]	(1,258)	(939)
Segment (loss)/income before tax		(2,601)	(3,957)
Others [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses		(27)
General and administrative expenses		(997)	(1,976)
Research and development expenses
Total operating costs and expenses		(1,024)	(1,976)
Total other income/(expenses), net	[1]	(226)	(3,059)
Segment (loss)/income before tax		(1,250)	(5,035)
Consolidated [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		276,510	222,309
Operating cost and expenses
Integrated service cost		(141,312)	(101,464)
Promotional service and selling expenses		(119,616)	(105,084)
General and administrative expenses		(6,745)	(15,188)
Research and development expenses		(2,537)	(1,766)
Total operating costs and expenses		(270,210)	(223,502)
Total other income/(expenses), net	[1]	(1,980)	(4,051)
Segment (loss)/income before tax		$ 4,320	$ (5,244)

[1]	Included net of financial expenses, investment income and others.